Capital Stock - Temporary equity (Details) - Forge Nano, Inc. - USD ($) $ / shares in Units, $ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Capital Stock
Preferred stock, shares issued	1,925,348	1,676,528	1,594,215
Preferred stock, shares outstanding	1,925,348	1,676,528
Preferred stock, additional paid in capital	$ 136,538	$ 88,347	$ 82,150
Preferred stock, par value per share	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	4,663,753	1,931,849
Series A
Capital Stock
Preferred stock, shares issued	858,410	858,410
Preferred stock, additional paid in capital	$ 31,235	$ 31,235
Preferred stock, par value per share	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	858,410	858,410
Series B
Capital Stock
Preferred stock, shares issued	130,939	130,939
Preferred stock, additional paid in capital	$ 7,070	$ 7,070
Preferred stock, par value per share	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	130,939	130,939
Series C
Capital Stock
Preferred stock, shares issued	687,179	687,179
Preferred stock, additional paid in capital	$ 50,042	$ 50,042
Preferred stock, par value per share	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	942,500	942,500
Series D
Capital Stock
Preferred stock, shares issued	248,820
Preferred stock, additional paid in capital	$ 48,191
Preferred stock, par value per share	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	527,688	527,688